Note 4 - Debt (Details Textual) $ in Millions			10 Months Ended
	Apr. 29, 2022 USD ($)	Mar. 11, 2022 USD ($)	Mar. 11, 2022 USD ($)	Mar. 31, 2024 USD ($)
Line of Credit Facility, Maximum Borrowing Capacity, Maximum Conditional Increase	$ 25.0
ABL Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 103.0
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 150.0
Debt Instrument, Covenant, Borrowing Limit as Percent of Accounts Receivable	90.00%	85.00%	85.00%
Debt Instrument, Covenant, Availability Remaining Before Testing, Percentage	15.00%
Debt Instrument, Covenant, Availability Remaining Before Testing, Value	$ 22.5
Debt Instrument, Covenant, Fixed Charge Coverage Ratio			1.1
Line of Credit Facility, Maximum Borrowing Capacity, Conditional Increase, Minimum Increments		$ 5.0	$ 5.0
Long-Term Line of Credit				$ 40.3
Line of Credit Facility, Interest Rate at Period End				7.50%
Debt Issuance Costs, Gross				$ 0.4
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	1.00%
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		1.80%